UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC RSP INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1.	Schedule of Investments.

GE RSP Income Fund

Schedule of Investments—June 30, 2017 (Unaudited)

Bonds and Notes – 98.6% †		Principal Amount	Fair Value
U.S. Treasuries – 22.1%
U.S. Treasury Bond
2.50%	05/15/46	$41,849,300	$39,003,213
U.S. Treasury Notes
0.88%	03/31/18 - 10/15/18	86,068,700	85,670,113	(a)
1.25%	12/31/18	49,564,900	49,485,497	(a)
1.38%	12/15/19	95,734,800	95,529,162	(a)
1.50%	05/15/20	1,503,000	1,501,239
1.63%	03/31/19	10,000,000	10,045,310
1.88%	04/30/22	57,345,300	57,329,645
2.00%	07/31/22 - 05/31/24	173,742,700	172,806,711
2.25%	02/15/27	13,559,300	13,498,920	(a)
2.38%	05/15/27	9,191,000	9,250,236
			534,120,046
Agency Mortgage Backed – 26.4%
Federal Home Loan Mortgage Corp.
3.50%	12/01/46	92,683,491	95,264,265
4.50%	06/01/33 - 02/01/35	89,855	96,599	(a)
5.00%	07/01/35 - 06/01/41	6,977,541	7,724,973	(a)
5.50%	05/01/20 - 01/01/38	1,698,637	1,928,600
5.50%	04/01/39	286,491	316,805	(a)
6.00%	08/01/17 - 06/01/37	1,172,396	1,347,100
6.00%	06/01/33 - 11/01/37	2,480,748	2,834,839	(a)
6.50%	07/01/29	20,077	22,267	(a)
7.00%	01/01/27 - 08/01/36	741,690	819,151	(a)
7.50%	01/01/28 - 09/01/33	45,351	48,566	(a)
8.00%	11/01/30	3,693	4,138	(a)
8.50%	04/01/30	10,138	12,085	(a)
Federal National Mortgage Assoc.
3.00%	02/01/43 - 06/01/43	71,773,681	72,134,353	(a)
3.50%	11/01/42 - 08/01/45	16,777,013	17,289,527	(a)
4.00%	05/01/19	24,697	25,564
4.00%	06/01/19 - 03/01/44	44,190,962	46,756,470	(a)
4.50%	05/01/18 - 01/01/41	34,370,371	37,106,814	(a)
5.00%	07/01/20 - 06/01/41	11,609,023	12,858,878	(a)
5.50%	06/01/20 - 01/01/39	10,178,348	11,320,254	(a)
5.50%	11/01/35	804,528	901,122
6.00%	05/01/19 - 05/01/41	17,034,807	19,403,354	(a)
6.50%	07/01/17 - 08/01/36	772,203	856,065	(a)
7.00%	08/01/17 - 02/01/34	49,507	51,558	(a)
7.50%	11/01/22 - 12/01/33	395,046	431,854	(a)
8.00%	06/01/24 - 01/01/33	144,212	156,630	(a)
8.50%	04/01/30	26,186	32,294	(a)
9.00%	03/01/18 - 12/01/22	54,374	57,663	(a)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	18,030	18,555	(b)
Federal National Mortgage Assoc. TBA
2.50%	TBA	42,816,173	43,030,254	(c)
3.00%	TBA	54,632,232	55,116,708	(c)
3.50%	TBA	10,544,565	10,826,800	(c)
4.00%	TBA	30,492,975	32,048,592	(c)
Government National Mortgage Assoc.
3.50%	05/20/43	15,657,393	16,282,796	(a)
4.00%	01/20/41 - 04/20/43	18,241,361	19,323,011	(a)
4.50%	08/15/33 - 03/20/41	7,408,966	7,961,670	(a)
4.50%	09/15/34	245,145	264,942
5.00%	08/15/33	380,824	418,456	(a)
6.00%	04/15/27 - 09/15/36	1,080,429	1,250,066	(a)
6.50%	04/15/19 - 08/15/27	40,100	43,198
6.50%	01/15/24 - 09/15/36	839,113	922,564	(a)
7.00%	03/15/26 - 10/15/36	512,192	554,974	(a)
7.00%	10/15/27	5,375	5,999
7.50%	11/15/22 - 11/15/31	81,120	84,794	(a)
7.50%	02/15/28 - 10/15/28	107,963	114,135
8.00%	12/15/29 - 05/15/30	1,430	1,518	(a)
8.50%	10/15/17	34	34	(a)
9.00%	11/15/17 - 12/15/21	25,209	26,738
9.00%	11/15/17 - 12/15/19	19,076	19,149	(a)
Government National Mortgage Assoc. 1.50% + 1 year CMT
2.13%	05/20/21 - 09/20/24	6,321	6,444	(b)
2.25%	11/20/21 - 10/20/25	7,791	7,867	(b)
2.38%	01/20/24 - 03/20/24	2,913	2,981	(b)
Government National Mortgage Assoc. TBA
3.00%	TBA	55,274,395	55,827,139	(c)
3.50%	TBA	41,226,630	42,692,109	(c)
4.00%	TBA	3,200,000	3,367,000	(c)
5.00%	TBA	12,587,000	13,713,896	(c)
5.50%	TBA	1,900,000	2,110,299	(c)
			635,844,476
Agency Collateralized Mortgage Obligations – 1.2%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	7,181,010	14,955	(b,d)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	4,524,396	340,914	(d)
5.50%	06/15/33	321,590	63,615	(d)
7.50%	07/15/27	13,912	2,206	(d)
8.00%	04/15/20	101	101
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR
4.84%	08/15/43	14,702,290	2,954,762	(b,d)
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR
4.94%	06/15/41 - 08/15/46	41,968,508	6,372,991	(b,d)
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR
5.04%	10/15/42	11,139,097	2,101,120	(b,d)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.44%	08/15/25	1,775,083	149,571	(b,d)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	9,615	8,858	(e,f)
8.00%	02/01/23 - 07/01/24	32,404	5,424	(d)
Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR
4.79%	03/15/44	20,110,839	4,029,009	(b,d)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	21,553	16,670	(e,f)
1.21%	12/25/42	1,091,598	49,712	(b,d)
5.00%	02/25/40 - 09/25/40	1,946,680	226,909	(d)
8.00%	05/25/22	42	643	(d)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
4.78%	07/25/38 - 08/25/42	43,022,351	8,362,076	(b,d)
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
5.38%	10/25/43	10,280,706	2,387,394	(b,d)
Federal National Mortgage Assoc. REMIC 7.50% - 1 month USD LIBOR
6.28%	05/25/18	12,760	182	(b,d)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	320,054	284,720	(e,f)
4.50%	08/25/35 - 01/25/36	816,621	144,480	(d)
5.00%	03/25/38 - 05/25/38	452,856	69,060	(d)
5.50%	12/25/33	119,986	23,597	(d)
6.00%	01/25/35	462,573	92,565	(d)
7.50%	11/25/23	122,748	19,443	(d)
8.00%	08/25/23 - 07/25/24	65,802	12,917	(d)
8.50%	07/25/22	21,164	2,500	(d)
9.00%	05/25/22	18,128	2,057	(d)
Government National Mortgage Assoc. REMIC
4.50%	02/20/38 - 08/16/39	1,813,676	114,867	(d)
5.00%	01/20/38 - 09/20/38	758,435	30,491	(d)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
5.63%	01/16/40	2,700,910	505,596	(b,d)
			28,389,405
Asset Backed – 0.6%
Chase Funding Trust 2004-1
3.99%	11/25/33	907,631	933,106	(g)
Citibank Credit Card Issuance Trust 2014-A6
2.15%	07/15/21	6,666,000	6,720,453
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	6,657,000	6,651,099
Irwin Home Equity Loan Trust 2006-2 0.15% + 1 month USD LIBOR
1.37%	02/25/36	88,214	79,116	(b,h)
			14,383,774
Corporate Notes – 41.4%
21st Century Fox America Inc.
3.38%	11/15/26	1,004,000	1,001,695
4.75%	11/15/46	436,000	465,968
6.65%	11/15/37	1,806,000	2,385,161
Abbott Laboratories
2.90%	11/30/21	3,560,000	3,593,873
3.75%	11/30/26	2,490,000	2,542,081
4.90%	11/30/46	1,070,000	1,182,574

		Principal Amount	Fair Value
AbbVie Inc.
2.00%	11/06/18	$2,263,000	$2,268,433	(a)
3.20%	05/14/26	2,492,000	2,462,821	(a)
4.45%	05/14/46	829,000	856,917	(a)
4.70%	05/14/45	655,000	696,995	(a)
ACCO Brands Corp.
5.25%	12/15/24	1,302,000	1,352,453	(a,h)
Aetna Inc.
3.50%	11/15/24	1,996,000	2,059,149	(a)
Aflac Inc.
4.00%	10/15/46	809,000	798,312	(a)
Agrium Inc.
4.90%	06/01/43	842,000	910,007	(a)
Alexandria Real Estate Equities Inc.
3.95%	01/15/28	1,376,000	1,399,387	(a)
Alibaba Group Holding Ltd.
4.50%	11/28/34	1,350,000	1,482,876	(a)
Allergan Funding SCS
3.00%	03/12/20	1,649,000	1,684,933	(a)
3.45%	03/15/22	1,809,000	1,864,551	(a)
3.80%	03/15/25	1,257,000	1,300,289	(a)
4.55%	03/15/35	681,000	727,450
4.75%	03/15/45	119,000	128,634	(a)
Altria Group Inc.
2.63%	09/16/26	1,078,000	1,037,998	(a)
2.95%	05/02/23	1,641,000	1,653,619	(a)
3.88%	09/16/46	580,000	564,241	(a)
4.50%	05/02/43	885,000	943,427	(a)
America Movil SAB de C.V.
3.13%	07/16/22	1,670,000	1,701,880	(a)
5.00%	03/30/20	2,650,000	2,846,458	(a)
American Axle & Manufacturing Inc.
6.25%	04/01/25	1,389,000	1,354,275	(h)
6.50%	04/01/27	694,000	674,915	(h)
6.63%	10/15/22	717,000	734,925	(a)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	1,288,000	1,321,310	(a)
4.13%	07/01/24	980,000	1,024,285	(a)
American Electric Power Company Inc.
2.95%	12/15/22	2,694,000	2,742,470	(a)
American Express Co.
3.63%	12/05/24	1,597,000	1,634,288	(a)
American International Group Inc.
3.75%	07/10/25	891,000	907,636	(a)
4.50%	07/16/44	1,018,000	1,036,600	(a)
4.80%	07/10/45	1,007,000	1,076,226	(a)
American Tower Corp. (REIT)
3.38%	10/15/26	1,780,000	1,741,719	(a)
3.40%	02/15/19	3,987,000	4,070,436	(a)
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	649,000	670,093	(a)
5.88%	08/20/26	973,000	997,325	(a)
Amgen Inc.
2.20%	05/22/19	3,467,000	3,488,332	(a)
2.65%	05/11/22	2,380,000	2,387,678
4.56%	06/15/48	1,243,000	1,309,767	(a)
Amkor Technology Inc.
6.63%	06/01/21	3,389,000	3,452,544	(a)
Anadarko Petroleum Corp.
4.85%	03/15/21	187,000	199,576	(a)
6.20%	03/15/40	1,072,000	1,225,498	(a)
6.60%	03/15/46	207,000	255,602	(a)
Anglo American Capital PLC
4.75%	04/10/27	1,900,000	1,951,870	(a,h)
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	1,216,000	1,232,201	(a)
3.65%	02/01/26	4,353,000	4,485,192	(a)
4.70%	02/01/36	1,017,000	1,123,533	(a)
4.90%	02/01/46	1,684,000	1,903,311	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	3,056,000	3,051,318
Anthem Inc.
3.30%	01/15/23	1,642,000	1,674,467
Apache Corp.
5.10%	09/01/40	1,052,000	1,076,058
Apple Inc.
2.50%	02/09/22	1,922,000	1,938,819	(a)
2.85%	05/11/24	2,380,000	2,391,555
3.35%	02/09/27	1,500,000	1,535,885	(a)
3.45%	02/09/45	926,000	871,458	(a)
3.85%	08/04/46	1,425,000	1,426,203	(a)
4.25%	02/09/47	368,000	390,893	(a)
4.65%	02/23/46	402,000	451,261	(a)
Applied Materials Inc.
3.30%	04/01/27	920,000	935,054
4.35%	04/01/47	710,000	754,721
Aramark Services Inc.
5.13%	01/15/24	1,619,000	1,701,974
Archer-Daniels-Midland Co.
2.50%	08/11/26	2,842,000	2,720,840
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%	09/15/22	1,350,000	1,385,775	(h)
Ascension Health
4.85%	11/15/53	789,000	915,368
AstraZeneca PLC
2.38%	11/16/20	687,000	690,890	(a)
3.13%	06/12/27	1,701,000	1,695,569	(a)
3.38%	11/16/25	1,148,000	1,172,669	(a)
AT&T Inc.
2.45%	06/30/20	1,572,000	1,579,741	(a)
2.63%	12/01/22	1,702,000	1,667,912
3.00%	06/30/22	936,000	937,645	(a)
4.25%	03/01/27	494,000	510,739	(a)
4.45%	04/01/24	1,520,000	1,600,221	(a)
4.50%	05/15/35	1,649,000	1,624,009	(a)
4.80%	06/15/44	1,309,000	1,298,991	(a)
5.25%	03/01/37	1,427,000	1,521,937	(a)
5.45%	03/01/47	1,781,000	1,919,841	(a)
Baidu Inc.
2.88%	07/06/22	1,890,000	1,880,325
3.63%	07/06/27	1,980,000	1,955,701
Bank of America Corp.
1.70%	08/25/17	8,082,000	8,085,500	(a)
2.65%	04/01/19	2,525,000	2,555,499
3.25%	10/21/27	2,454,000	2,371,654	(a)
3.88%	08/01/25	2,198,000	2,274,064	(a)
3.95%	04/21/25	1,916,000	1,941,542	(a)
4.25%	10/22/26	1,695,000	1,745,648	(a)
Bank of America Corp. 1.16% + 3 month USD LIBOR
3.12%	01/20/23	2,419,000	2,445,304	(a,b)
Bank of America Corp. 1.58% + 3 month USD LIBOR
3.82%	01/20/28	2,050,000	2,085,816	(a,b)
Bank of America Corp. 1.81% + 3 month USD LIBOR
4.24%	04/24/38	2,539,000	2,643,325	(a,b)
Bank of America Corp. 1.99% + 3 month USD LIBOR
4.44%	01/20/48	1,250,000	1,325,675	(a,b)
Barclays PLC
4.34%	01/10/28	1,219,000	1,254,964	(a)
4.38%	01/12/26	1,714,000	1,781,045	(a)
4.84%	05/09/28	1,650,000	1,686,953
5.25%	08/17/45	676,000	757,849	(a)
Barrick Gold Corp.
4.10%	05/01/23	530,000	573,321
Barrick North America Finance LLC
5.70%	05/30/41	355,000	420,881
Baxalta Inc.
2.88%	06/23/20	1,746,000	1,773,744
Becton Dickinson and Co.
2.89%	06/06/22	1,701,000	1,703,118	(a)
3.70%	06/06/27	1,192,000	1,193,869	(a)
3.73%	12/15/24	127,000	129,092	(a)
4.67%	06/06/47	851,000	876,555	(a)
4.69%	12/15/44	84,000	86,626	(a)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	877,000	1,127,894
Berkshire Hathaway Inc.
4.50%	02/11/43	501,000	552,906
Berry Plastics Corp.
5.13%	07/15/23	2,045,000	2,129,356	(a)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	562,000	651,225

		Principal Amount	Fair Value
Biogen Inc.
2.90%	09/15/20	$664,000	$678,168	(a)
BMW US Capital LLC
2.00%	04/11/21	943,000	934,420	(a,h)
2.80%	04/11/26	1,294,000	1,258,816	(a,h)
BNP Paribas S.A.
2.95%	05/23/22	2,393,000	2,416,552	(h)
3.80%	01/10/24	1,397,000	1,454,506	(a,h)
Boardwalk Pipelines LP
4.45%	07/15/27	1,363,000	1,395,618	(a)
BP Capital Markets PLC
1.38%	05/10/18	1,648,000	1,644,622	(a)
3.22%	11/28/23	1,781,000	1,808,468	(a)
Brighthouse Financial Inc.
3.70%	06/22/27	883,000	869,452	(a,h)
4.70%	06/22/47	612,000	601,680	(a,h)
Brixmor Operating Partnership LP
3.90%	03/15/27	3,655,000	3,565,412	(a)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%	01/15/22	1,176,000	1,186,388	(a,h)
3.63%	01/15/24	1,808,000	1,849,132	(a,h)
3.88%	01/15/27	583,000	598,745	(a,h)
Buckeye Partners LP
3.95%	12/01/26	1,071,000	1,060,214	(a)
5.60%	10/15/44	504,000	520,950	(a)
Burlington Northern Santa Fe LLC
3.65%	09/01/25	1,135,000	1,194,622	(a)
CalAtlantic Group Inc.
5.25%	06/01/26	1,944,000	2,016,900	(a)
Calpine Corp.
5.75%	01/15/25	2,054,000	1,925,625	(a)
5.88%	01/15/24	4,556,000	4,692,680	(a,h)
Canadian Natural Resources Ltd.
3.85%	06/01/27	1,021,000	1,015,129	(a)
4.95%	06/01/47	681,000	692,089	(a)
Capital One Financial Corp.
4.20%	10/29/25	3,206,000	3,233,039	(a)
Capital One NA
2.35%	08/17/18	1,340,000	1,345,420	(a)
Cardinal Health Inc.
2.62%	06/15/22	1,701,000	1,702,378	(a)
3.08%	06/15/24	1,021,000	1,023,196	(a)
3.41%	06/15/27	1,701,000	1,693,737	(a)
4.37%	06/15/47	426,000	438,516	(a)
Carlson Travel Inc.
6.75%	12/15/23	2,075,000	2,111,313	(a,h)
Caterpillar Inc.
4.30%	05/15/44	1,069,000	1,154,553	(a)
Catholic Health Initiatives
2.60%	08/01/18	1,030,000	1,035,466
4.35%	11/01/42	1,029,000	929,911
CBL & Associates LP
5.95%	12/15/26	259,000	256,492
CBS Corp.
2.50%	02/15/23	1,840,000	1,818,349	(a,c)
2.90%	01/15/27	1,780,000	1,686,085	(a)
3.38%	02/15/28	1,840,000	1,803,585	(a,c)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	1,932,000	2,062,410	(a,h)
Celgene Corp.
3.88%	08/15/25	863,000	901,356	(a)
5.00%	08/15/45	973,000	1,097,110	(a)
Cenovus Energy Inc.
5.40%	06/15/47	339,000	316,818	(h)
CenturyLink Inc.
5.80%	03/15/22	2,712,000	2,820,480	(a)
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	3,893,000	3,961,128	(a,h)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	2,474,000	2,556,374	(a)
4.91%	07/23/25	2,474,000	2,672,939	(a)
6.38%	10/23/35	328,000	389,181	(a)
6.48%	10/23/45	656,000	788,318	(a)
Chevron Corp.
3.19%	06/24/23	1,640,000	1,697,149	(a)
Chubb INA Holdings Inc.
4.35%	11/03/45	679,000	745,620	(a)
Cigna Corp.
3.25%	04/15/25	1,496,000	1,501,966	(a)
Cimarex Energy Co.
3.90%	05/15/27	1,185,000	1,191,611
Cinemark USA Inc.
4.88%	06/01/23	1,452,000	1,483,305	(a)
Cisco Systems Inc.
2.50%	09/20/26	1,780,000	1,707,054	(a)
Citigroup Inc.
1.75%	05/01/18	1,547,000	1,546,330	(a)
2.05%	12/07/18	2,909,000	2,913,410	(a)
4.45%	09/29/27	2,421,000	2,518,160	(a)
4.65%	07/30/45	499,000	543,379	(a)
Citigroup Inc. 1.10% + 3 month USD LIBOR
2.28%	05/17/24	3,405,000	3,401,506	(a,b)
Citigroup Inc. 1.56% + 3 month USD LIBOR
3.89%	01/10/28	1,721,000	1,749,174	(a,b)
Citigroup Inc. 1.84% + 3 month USD LIBOR
4.28%	04/24/48	3,385,000	3,468,454	(a,b)
CMS Energy Corp.
4.88%	03/01/44	1,699,000	1,896,266	(a)
CNA Financial Corp.
5.88%	08/15/20	2,748,000	3,026,092	(a)
CNH Industrial N.V.
4.50%	08/15/23	1,950,000	2,071,875	(a)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	3,448,000	3,628,061	(a)
Columbia Pipeline Group Inc.
3.30%	06/01/20	1,057,000	1,082,940	(a)
Comcast Corp.
3.38%	08/15/25	939,000	963,417	(a)
4.20%	08/15/34	1,653,000	1,752,309	(a)
4.60%	08/15/45	1,650,000	1,801,866	(a)
ConocoPhillips Co.
3.35%	11/15/24	980,000	998,132	(a)
5.95%	03/15/46	356,000	445,831	(a)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	1,570,000	1,539,316	(a)
Constellation Brands Inc.
2.70%	05/09/22	1,700,000	1,697,731	(a)
3.50%	05/09/27	1,063,000	1,062,119	(a)
4.50%	05/09/47	509,000	524,701	(a)
Corporation Andina de Fomento
4.38%	06/15/22	4,826,000	5,218,450	(a)
Costco Wholesale Corp.
3.00%	05/18/27	3,399,000	3,390,241	(a)
Credit Suisse AG
1.70%	04/27/18	3,267,000	3,266,804	(a)
Credit Suisse Group AG
4.28%	01/09/28	1,096,000	1,133,032	(a,h)
Credit Suisse Group Funding Guernsey Ltd.
3.80%	06/09/23	1,437,000	1,481,284	(a)
CRH America Finance Inc.
3.40%	05/09/27	1,720,000	1,720,289	(a,h)
CSX Corp.
4.50%	08/01/54	1,018,000	1,068,913	(a)
CVS Health Corp.
3.88%	07/20/25	1,134,000	1,179,177	(a)
5.13%	07/20/45	2,476,000	2,842,374	(a)
Daimler Finance North America LLC
2.38%	08/01/18	7,840,000	7,890,356	(a,h)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	1,945,000	2,070,209	(a,h)
Danaher Corp.
4.38%	09/15/45	882,000	965,176	(a)
Dell International LLC/EMC Corp.
3.48%	06/01/19	3,565,000	3,648,474	(a,h)
4.42%	06/15/21	1,783,000	1,879,501	(a,h)
6.02%	06/15/26	889,000	979,330	(a,h)
8.35%	07/15/46	730,000	943,178	(a,h)
Delphi Automotive PLC
4.40%	10/01/46	890,000	888,726	(a)
Deutsche Bank AG
3.70%	05/30/24	920,000	919,894

		Principal Amount	Fair Value
Deutsche Telekom International Finance BV
2.49%	09/19/23	$3,481,000	$3,378,704	(a,h)
Devon Energy Corp.
5.00%	06/15/45	760,000	775,185	(a)
5.85%	12/15/25	678,000	770,534	(a)
Dexia Credit Local S.A.
2.25%	01/30/19	6,894,000	6,938,287	(a,h)
Diageo Investment Corp.
2.88%	05/11/22	1,815,000	1,859,106	(a)
Discover Bank
3.10%	06/04/20	2,360,000	2,404,767	(a)
Dollar General Corp.
1.88%	04/15/18	3,370,000	3,372,501	(a)
Dominion Energy Inc.
2.58%	07/01/20	1,191,000	1,197,060	(a)
3.63%	12/01/24	1,360,000	1,393,456	(a)
DTE Energy Co.
2.85%	10/01/26	1,093,000	1,039,679	(a)
Duke Energy Corp.
3.75%	09/01/46	1,090,000	1,037,057	(a)
Duke Energy Progress LLC
4.15%	12/01/44	1,010,000	1,058,814	(a)
Eastman Chemical Co.
3.60%	08/15/22	734,000	761,464	(a)
Ecopetrol S.A.
5.88%	05/28/45	1,461,000	1,341,198	(a)
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
1.70%	05/01/20	1,694,000	1,704,183	(a,b)
Electricite de France S.A.
2.15%	01/22/19	3,444,000	3,455,231	(a,h)
Eli Lilly & Co.
3.10%	05/15/27	1,699,000	1,715,655	(a)
3.70%	03/01/45	328,000	324,457	(a)
3.95%	05/15/47	680,000	703,209	(a)
Embraer Netherlands Finance BV
5.40%	02/01/27	1,141,000	1,192,345	(a)
Emera US Finance LP
3.55%	06/15/26	1,300,000	1,303,138	(a)
4.75%	06/15/46	366,000	386,795	(a)
Enable Midstream Partners LP
4.40%	03/15/27	3,350,000	3,362,405	(a)
Enbridge Energy Partners LP
5.50%	09/15/40	304,000	318,806	(a)
Encana Corp.
3.90%	11/15/21	1,778,000	1,812,120	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%	10/15/24	2,075,000	2,137,250	(a,h)
Enel Finance International N.V.
2.88%	05/25/22	2,393,000	2,396,046	(a,h)
3.63%	05/25/27	2,385,000	2,362,230	(a,h)
4.75%	05/25/47	1,174,000	1,209,714	(a,h)
Energy Transfer Equity LP
5.88%	01/15/24	5,497,000	5,826,820	(a)
Energy Transfer LP
5.30%	04/15/47	829,000	821,240	(a)
6.50%	02/01/42	1,749,000	1,955,901	(a)
Entergy Louisiana LLC
3.05%	06/01/31	1,093,000	1,055,534	(a)
Enterprise Products Operating LLC
3.95%	02/15/27	2,364,000	2,443,721	(a)
EOG Resources Inc.
4.15%	01/15/26	3,000,000	3,152,331	(a)
ERP Operating LP
4.50%	07/01/44	658,000	702,347	(a)
Exelon Corp.
3.50%	06/01/22	2,369,000	2,429,471	(a)
4.45%	04/15/46	1,599,000	1,654,973	(a)
Express Scripts Holding Co.
3.40%	03/01/27	1,783,000	1,721,003	(a)
4.80%	07/15/46	534,000	543,916	(a)
Exxon Mobil Corp.
2.22%	03/01/21	1,129,000	1,136,305	(a)
3.04%	03/01/26	904,000	911,828	(a)
FirstEnergy Corp.
3.90%	07/15/27	1,023,000	1,023,207
4.85%	07/15/47	358,000	362,858
Five Corners Funding Trust
4.42%	11/15/23	3,513,000	3,772,038	(a,h)
Florida Power & Light Co.
4.13%	02/01/42	947,000	1,004,417	(a)
Ford Motor Co.
4.35%	12/08/26	1,871,000	1,926,872	(a)
Ford Motor Credit Company LLC
3.22%	01/09/22	2,400,000	2,421,082	(a)
Frontier Communications Corp.
7.13%	03/15/19	3,333,000	3,474,653	(a)
11.00%	09/15/25	2,423,000	2,247,333	(a)
General Dynamics Corp.
2.13%	08/15/26	824,000	772,937	(a)
General Motors Co.
5.20%	04/01/45	328,000	322,212	(a)
General Motors Financial Company Inc.
3.15%	01/15/20	2,316,000	2,355,567	(a)
3.20%	07/13/20	144,000	146,713	(a)
5.25%	03/01/26	1,793,000	1,936,818	(a)
Georgia-Pacific LLC
3.60%	03/01/25	598,000	616,611	(a,h)
Gilead Sciences Inc.
1.95%	03/01/22	1,072,000	1,050,473	(a)
2.95%	03/01/27	1,715,000	1,664,660
3.65%	03/01/26	1,855,000	1,910,631	(a)
4.15%	03/01/47	675,000	679,770	(a)
4.80%	04/01/44	747,000	815,109	(a)
Glencore Finance Canada Ltd.
5.55%	10/25/42	455,000	484,575	(h)
Glencore Funding LLC
4.00%	03/27/27	3,385,000	3,330,843	(a,h)
Great Plains Energy Inc.
2.50%	03/09/20	1,700,000	1,715,744	(a)
3.15%	04/01/22	1,063,000	1,074,120	(a)
3.90%	04/01/27	1,043,000	1,055,235	(a)
4.85%	04/01/47	184,000	189,597	(a)
Grupo Televisa SAB
5.00%	05/13/45	967,000	931,441	(a)
Halliburton Co.
3.80%	11/15/25	1,656,000	1,697,266	(a)
5.00%	11/15/45	993,000	1,057,964	(a)
HCA Inc.
4.75%	05/01/23	4,352,000	4,602,240	(a)
Hess Corp.
4.30%	04/01/27	888,000	867,475	(a)
5.60%	02/15/41	713,000	701,727	(a)
5.80%	04/01/47	534,000	539,110	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	536,000	567,154	(a)
Honeywell International Inc.
1.40%	10/30/19	1,778,000	1,766,025	(a)
2.50%	11/01/26	994,000	953,014	(a)
HSBC Holdings PLC
2.95%	05/25/21	965,000	977,182	(a)
4.25%	03/14/24	1,807,000	1,869,508	(a)
HSBC Holdings PLC 1.06% + 3 month USD LIBOR
3.26%	03/13/23	3,235,000	3,295,941	(a,b)
HSBC Holdings PLC 3.75% + USD 5 year Mid-Market Swap Rate
6.00%	12/31/99	2,229,000	2,304,786	(a,b)
HSBC USA Inc.
2.35%	03/05/20	3,473,000	3,493,143	(a)
Hyundai Capital America
2.13%	10/02/17	1,488,000	1,489,062	(a,h)
3.10%	04/05/22	928,000	930,347	(a,h)
Illinois Tool Works Inc.
3.50%	03/01/24	1,721,000	1,803,223
ING Bank N.V.
2.70%	08/17/20	1,400,000	1,419,172	(h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	2,308,000	2,363,923
Ingles Markets Inc.
5.75%	06/15/23	3,636,000	3,576,915
Intel Corp.
2.45%	07/29/20	1,650,000	1,677,730
2.60%	05/19/26	2,998,000	2,900,277	(a)
2.88%	05/11/24	3,400,000	3,411,995	(a)

		Principal Amount	Fair Value
International Business Machines Corp.
3.30%	01/27/27	$742,000	$753,457
3.63%	02/12/24	1,632,000	1,703,258
International Flavors & Fragrances Inc.
4.38%	06/01/47	512,000	522,032
International Paper Co.
4.40%	08/15/47	1,652,000	1,665,168
Interstate Power & Light Co.
3.40%	08/15/25	3,380,000	3,416,927
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	205,000	211,150	(h)
JB Poindexter & Company Inc.
9.00%	04/01/22	962,000	1,008,898	(h)
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	2,072,000	1,947,680	(h)
Jefferies Group LLC
5.13%	01/20/23	1,298,000	1,413,295
6.50%	01/20/43	1,073,000	1,214,006
Johnson & Johnson
3.63%	03/03/37	1,243,000	1,301,380
Johnson Controls International PLC
4.50%	02/15/47	681,000	724,891
JPMorgan Chase & Co.
2.30%	08/15/21	1,407,000	1,398,678
2.55%	10/29/20	1,589,000	1,602,198
3.30%	04/01/26	1,724,000	1,712,106
3.63%	12/01/27	1,040,000	1,029,470
JPMorgan Chase & Co. 1.16% + 3 month USD LIBOR
3.22%	03/01/25	1,701,000	1,701,366	(b)
JPMorgan Chase & Co. 1.34% + 3 month USD LIBOR
3.78%	02/01/28	1,214,000	1,241,588	(b)
JPMorgan Chase & Co. 1.38% + 3 month USD LIBOR
3.54%	05/01/28	2,708,000	2,722,929	(b)
JPMorgan Chase & Co. 3.32% + 3 month USD LIBOR
5.00%	12/29/49	1,294,000	1,326,350	(b)
JPMorgan Chase & Co. 3.33% + 3 month USD LIBOR
6.10%	10/29/49	3,830,000	4,155,550	(b)
KB Home
7.00%	12/15/21	3,469,000	3,885,280
Kinder Morgan Energy Partners LP
3.50%	09/01/23	1,076,000	1,084,760
6.38%	03/01/41	707,000	798,110
Kinder Morgan Inc.
3.05%	12/01/19	653,000	664,377
5.05%	02/15/46	707,000	710,910
5.55%	06/01/45	1,241,000	1,316,790
Kraft Heinz Foods Co.
3.00%	06/01/26	1,339,000	1,281,126
4.38%	06/01/46	1,375,000	1,340,056
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	3,611,000	3,590,273	(a)
4.50%	07/16/18	2,938,000	3,030,606	(a)
L Brands Inc.
5.63%	02/15/22	2,237,000	2,393,590
Lee Enterprises Inc.
9.50%	03/15/22	2,712,000	2,793,360	(h)
Lennar Corp.
4.50%	11/15/19	2,770,000	2,873,875
4.75%	05/30/25	1,355,000	1,415,975
Levi Strauss & Co.
5.00%	05/01/25	2,041,000	2,132,845
Lincoln National Corp.
3.63%	12/12/26	1,568,000	1,574,708
Lloyds Banking Group PLC
3.75%	01/11/27	2,650,000	2,666,464
Lockheed Martin Corp.
3.55%	01/15/26	1,747,000	1,810,423
3.80%	03/01/45	685,000	675,305
4.70%	05/15/46	741,000	833,824
Lowe’s Companies Inc.
3.70%	04/15/46	846,000	816,688
LYB International Finance BV
4.88%	03/15/44	536,000	568,345
LYB International Finance II BV
3.50%	03/02/27	2,362,000	2,328,568
Macy’s Retail Holdings Inc.
4.30%	02/15/43	389,000	301,820
Marathon Oil Corp.
3.85%	06/01/25	891,000	869,796
5.90%	03/15/18	890,000	912,804
6.00%	10/01/17	3,622,000	3,656,405
Marathon Petroleum Corp.
3.63%	09/15/24	1,511,000	1,526,900
Marsh & McLennan Companies Inc.
3.50%	03/10/25	1,621,000	1,663,862
Masco Corp.
4.38%	04/01/26	353,000	376,545
McDonald’s Corp.
3.70%	01/30/26	1,241,000	1,285,327
4.88%	12/09/45	686,000	765,870
Medtronic Inc.
3.50%	03/15/25	1,619,000	1,684,725
4.63%	03/15/45	1,058,000	1,192,422
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	1,325,000	1,348,264
Merck & Company Inc.
2.75%	02/10/25	3,300,000	3,286,645
MetLife Inc.
4.72%	12/15/44	986,000	1,100,553
MGM Resorts International
4.63%	09/01/26	1,303,000	1,316,030
5.25%	03/31/20	2,037,000	2,156,674
6.63%	12/15/21	3,402,000	3,818,745
Microsoft Corp.
1.55%	08/08/21	1,775,000	1,736,538
2.40%	08/08/26	2,012,000	1,936,510
3.45%	08/08/36	1,070,000	1,071,957
3.70%	08/08/46	1,070,000	1,060,457
4.00%	02/12/55	1,592,000	1,614,871
4.10%	02/06/37	890,000	959,774
4.25%	02/06/47	1,780,000	1,930,040
Mizuho Bank Ltd.
2.45%	04/16/19	3,931,000	3,952,137	(h)
Mizuho Financial Group Inc.
2.63%	04/12/21	1,664,000	1,663,837	(h)
Molson Coors Brewing Co.
2.10%	07/15/21	1,508,000	1,482,783
3.00%	07/15/26	709,000	682,019
4.20%	07/15/46	744,000	730,167
Monsanto Co.
4.70%	07/15/64	431,000	434,813
Morgan Stanley
2.45%	02/01/19	5,268,000	5,303,354
2.63%	11/17/21	1,715,000	1,712,295
2.65%	01/27/20	1,600,000	1,616,763
3.63%	01/20/27	1,643,000	1,653,486
3.70%	10/23/24	1,576,000	1,617,520
3.95%	04/23/27	1,495,000	1,504,558
4.10%	05/22/23	3,607,000	3,765,070
4.38%	01/22/47	1,460,000	1,525,335
Morgan Stanley 1.40% + 3 month USD LIBOR
2.55%	10/24/23	3,451,000	3,510,923	(b)
MPLX LP
4.13%	03/01/27	1,048,000	1,051,676
5.20%	03/01/47	535,000	548,685
Mylan N.V.
3.15%	06/15/21	846,000	860,594
3.95%	06/15/26	875,000	886,671
National Retail Properties Inc.
4.00%	11/15/25	1,620,000	1,656,755
NCL Corporation Ltd.
4.63%	11/15/20	1,697,000	1,742,086	(h)
4.75%	12/15/21	865,000	897,861	(h)
Newell Brands Inc.
3.85%	04/01/23	1,795,000	1,884,402
4.20%	04/01/26	1,795,000	1,906,089
5.50%	04/01/46	1,080,000	1,302,141
Newmont Mining Corp.
4.88%	03/15/42	1,263,000	1,336,231
Nexen Energy ULC
6.40%	05/15/37	724,000	922,315	(a)

		Principal Amount	Fair Value
NextEra Energy Capital Holdings Inc.
3.55%	05/01/27	$1,693,000	$1,719,086
Noble Energy Inc.
3.90%	11/15/24	1,971,000	2,025,500
Northern States Power Co.
2.20%	08/15/20	3,380,000	3,388,376
Northern Trust Corp. 1.13% + 3 month USD LIBOR
3.38%	05/08/32	1,700,000	1,699,454	(b)
Northrop Grumman Corp.
3.85%	04/15/45	383,000	380,378
Novartis Capital Corp.
3.00%	11/20/25	254,000	256,642
4.00%	11/20/45	387,000	405,928
NRG Energy Inc.
6.25%	07/15/22	2,099,000	2,154,099
Nucor Corp.
4.13%	09/15/22	727,000	777,654
Occidental Petroleum Corp.
4.10%	02/15/47	889,000	886,674
Omnicom Group Inc.
3.63%	05/01/22	1,291,000	1,347,337
Oracle Corp.
1.90%	09/15/21	1,292,000	1,280,510
2.40%	09/15/23	1,218,000	1,202,022
4.00%	07/15/46	1,070,000	1,082,208
4.13%	05/15/45	656,000	675,410
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	1,300,000	1,459,250	(h)
Pacific Gas & Electric Co.
3.40%	08/15/24	5,053,000	5,211,497
PacifiCorp
6.25%	10/15/37	2,644,000	3,514,386
Parker-Hannifin Corp.
3.25%	03/01/27	3,555,000	3,591,741	(h)
PepsiCo Inc.
3.45%	10/06/46	658,000	619,206
Perrigo Finance Unlimited Co.
3.50%	03/15/21	768,000	793,336
3.90%	12/15/24	1,810,000	1,838,001
Petroleos Mexicanos
4.50%	01/23/26	3,279,000	3,187,286	(a)
5.38%	03/13/22	1,820,000	1,916,005	(a,h)
5.63%	01/23/46	672,000	595,728	(a)
6.38%	01/23/45	909,000	886,275	(a)
6.50%	03/13/27	1,820,000	1,955,135	(h)
6.75%	09/21/47	1,456,000	1,470,385
PetSmart Inc.
5.88%	06/01/25	2,090,000	2,014,238	(h)
7.13%	03/15/23	1,844,000	1,641,160	(h)
Pfizer Inc.
3.00%	12/15/26	1,463,000	1,467,241
4.13%	12/15/46	889,000	944,330
4.40%	05/15/44	524,000	576,190
Philip Morris International Inc.
4.13%	03/04/43	1,642,000	1,658,602
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	700,000	638,902
PNC Bank NA
2.40%	10/18/19	1,179,000	1,190,147	(a)
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	1,822,000	1,878,877	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	1,998,000	1,955,618	(a)
Precision Castparts Corp.
4.38%	06/15/45	994,000	1,077,896	(a)
Prologis LP
3.75%	11/01/25	1,614,000	1,680,429	(a)
Prudential Financial Inc. 3.03% + 3 month USD LIBOR
5.38%	05/15/45	1,600,000	1,732,000	(a,b)
Public Service Electric & Gas Co.
2.38%	05/15/23	3,469,000	3,441,088	(a)
PulteGroup Inc.
4.25%	03/01/21	650,000	677,625	(a)
5.50%	03/01/26	1,700,000	1,810,500	(a)
QUALCOMM Inc.
2.10%	05/20/20	1,701,000	1,708,709
2.90%	05/20/24	844,000	842,054
3.25%	05/20/27	595,000	596,425
4.30%	05/20/47	681,000	695,217
4.80%	05/20/45	522,000	573,706
Realty Income Corp.
3.00%	01/15/27	2,415,000	2,287,503	(a)
Reckitt Benckiser Treasury Services PLC
3.00%	06/26/27	2,579,000	2,542,048	(h)
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	1,425,000	1,478,413
RenaissanceRe Finance Inc.
3.45%	07/01/27	1,380,000	1,357,154
Reynolds American Inc.
4.45%	06/12/25	1,079,000	1,158,340	(a)
5.85%	08/15/45	446,000	546,840	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	824,000	851,458
Roche Holdings Inc.
2.25%	09/30/19	1,596,000	1,607,253	(h)
Rockwell Collins Inc.
2.80%	03/15/22	223,000	225,034
3.20%	03/15/24	840,000	851,253
3.50%	03/15/27	1,696,000	1,719,988
4.35%	04/15/47	847,000	887,284
Rogers Communications Inc.
5.00%	03/15/44	600,000	686,128
Royal Bank of Canada
1.20%	09/19/17	5,587,000	5,584,765	(a)
Royal Bank of Scotland Group PLC
3.88%	09/12/23	1,765,000	1,799,951
Royal Bank of Scotland Group PLC 1.48% + 3 month USD LIBOR
3.50%	05/15/23	2,138,000	2,150,663	(b)
RPM International Inc.
3.75%	03/15/27	1,858,000	1,888,289
Ryder System Inc.
2.45%	09/03/19	4,045,000	4,081,967	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	3,558,000	3,595,085	(h)
5.00%	03/15/27	853,000	908,083
Santander Holdings USA Inc.
2.65%	04/17/20	3,018,000	3,010,072
3.70%	03/28/22	3,387,000	3,430,404	(h)
Santander UK Group Holdings PLC
4.75%	09/15/25	557,000	576,971	(h)
Schlumberger Holdings Corp.
3.00%	12/21/20	1,347,000	1,371,391	(h)
4.00%	12/21/25	731,000	766,373	(h)
Select Income REIT
4.25%	05/15/24	1,698,000	1,682,392
Sempra Energy
3.25%	06/15/27	1,701,000	1,676,410
Shell International Finance BV
2.88%	05/10/26	1,781,000	1,757,603	(a)
3.40%	08/12/23	2,157,000	2,239,374	(a)
3.75%	09/12/46	665,000	630,258	(a)
4.13%	05/11/35	1,017,000	1,060,058
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	1,443,000	1,426,030	(a)
2.88%	09/23/23	2,043,000	2,024,678	(a)
3.20%	09/23/26	789,000	771,608	(a)
Siemens Financieringsmaatschappij N.V.
3.40%	03/16/27	1,590,000	1,625,071	(h)
Simon Property Group LP
3.38%	06/15/27	1,702,000	1,694,009
Sinclair Television Group Inc.
5.38%	04/01/21	3,562,000	3,656,393	(a)
Smithfield Foods Inc.
2.70%	01/31/20	730,000	733,799	(a,h)
4.25%	02/01/27	1,820,000	1,866,512	(a,h)
Southern California Edison Co.
2.40%	02/01/22	1,345,000	1,349,223
Southern Copper Corp.
5.88%	04/23/45	728,000	780,207
Spectra Energy Partners LP
3.38%	10/15/26	887,000	867,103
4.50%	03/15/45	353,000	348,382

		Principal Amount	Fair Value
Sprint Corp.
7.63%	02/15/25	$3,612,000	$4,158,315
Standard Industries Inc.
5.38%	11/15/24	4,068,000	4,286,655	(h)
Statoil ASA
3.95%	05/15/43	845,000	828,136	(a)
Sumitomo Mitsui Banking Corp.
1.35%	07/11/17	1,854,000	1,854,007
1.95%	07/23/18	2,635,000	2,642,020
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	1,361,000	1,395,025	(a)
6.25%	04/15/21	651,000	680,295	(a)
SunTrust Banks Inc. 3.10% + 3 month USD LIBOR
5.05%	12/31/99	3,537,000	3,590,055	(b)
SUPERVALU Inc.
6.75%	06/01/21	3,394,000	3,326,120	(a)
Sysco Corp.
3.25%	07/15/27	1,706,000	1,678,399
T-Mobile USA Inc.
6.63%	04/01/23	2,032,000	2,150,262
Tampa Electric Co.
4.35%	05/15/44	1,666,000	1,708,275
Target Corp.
2.50%	04/15/26	1,785,000	1,692,419
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	1,448,000	1,622,962	(h)
TEGNA Inc.
5.50%	09/15/24	934,000	962,020	(h)
Telefonica Emisiones SAU
4.10%	03/08/27	2,544,000	2,628,601
Tenet Healthcare Corp.
4.75%	06/01/20	1,271,000	1,315,485
6.00%	10/01/20	3,421,000	3,664,746	(a)
Tesoro Corp.
4.75%	12/15/23	2,731,000	2,941,014	(a,h)
5.13%	12/15/26	976,000	1,061,498	(a,h)
Teva Pharmaceutical Finance Netherlands III BV
3.15%	10/01/26	1,093,000	1,038,107	(a)
4.10%	10/01/46	454,000	418,776	(a)
The Allstate Corp.
4.20%	12/15/46	699,000	730,569	(a)
The Allstate Corp. 2.94% + 3 month USD LIBOR
5.75%	08/15/53	1,800,000	1,971,000	(a,b)
The Bank of New York Mellon Corp. 0.63% + 3 month USD LIBOR
2.66%	05/16/23	3,399,000	3,406,638	(a,b)
The Bank of New York Mellon Corp. 1.07% + 3 month USD LIBOR
3.44%	02/07/28	1,694,000	1,719,224	(a,b)
The Bank of New York Mellon Corp. 3.13% + 3 month USD LIBOR
4.63%	12/29/49	3,635,000	3,666,261	(a,b)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	3,980,000	3,991,255	(a,h)
The Dow Chemical Co.
4.25%	10/01/34	1,650,000	1,703,409	(a)
The Estee Lauder Companies Inc.
3.15%	03/15/27	2,490,000	2,509,940	(a)
The Goldman Sachs Group Inc.
2.30%	12/13/19	5,380,000	5,394,026	(a)
2.35%	11/15/21	1,715,000	1,694,158	(a)
2.38%	01/22/18	3,813,000	3,829,956	(a)
2.63%	04/25/21	2,285,000	2,289,330	(a)
2.90%	07/19/18	1,301,000	1,315,790	(a)
3.85%	01/26/27	706,000	718,289	(a)
4.25%	10/21/25	532,000	549,958	(a)
4.80%	07/08/44	1,598,000	1,774,464	(a)
5.15%	05/22/45	1,599,000	1,778,988	(a)
The Goldman Sachs Group Inc. 1.05% + 3 month USD LIBOR
2.91%	06/05/23	3,405,000	3,391,496	(a,b)
The Goldman Sachs Group Inc. 1.51% + 3 month USD LIBOR
3.69%	06/05/28	1,700,000	1,706,936	(a,b)
The Home Depot Inc.
3.35%	09/15/25	977,000	1,014,608	(a)
3.50%	09/15/56	1,260,000	1,143,669	(a)
3.90%	06/15/47	2,383,000	2,419,448	(a)
The Korea Development Bank
3.38%	09/16/25	1,670,000	1,704,224	(a)
The Kroger Co.
2.95%	11/01/21	2,308,000	2,326,935
The Mosaic Co.
5.63%	11/15/43	354,000	361,854
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	1,302,000	1,334,550	(h)
The Sherwin-Williams Co.
2.25%	05/15/20	1,699,000	1,702,672
2.75%	06/01/22	1,359,000	1,358,032
3.13%	06/01/24	1,699,000	1,707,164
3.45%	06/01/27	809,000	814,763
4.50%	06/01/47	1,159,000	1,216,207
The Southern Co.
3.25%	07/01/26	825,000	807,148	(a)
4.40%	07/01/46	581,000	592,406	(a)
The Southern Co. 3.63% + 3 month USD LIBOR
5.50%	03/15/57	1,821,000	1,920,468	(a,b)
The Toronto-Dominion Bank 2.21% + USD 5 year Swap Rate
3.63%	09/15/31	2,061,000	2,044,883	(a,b)
The Walt Disney Co.
4.13%	06/01/44	713,000	749,498
Time Inc.
5.75%	04/15/22	2,723,000	2,814,901	(a,h)
Time Warner Cable LLC
4.50%	09/15/42	328,000	312,493	(a)
6.55%	05/01/37	984,000	1,176,237	(a)
Time Warner Inc.
3.80%	02/15/27	1,848,000	1,860,687	(a)
5.35%	12/15/43	2,156,000	2,377,617	(a)
TransCanada PipeLines Ltd.
4.88%	01/15/26	898,000	1,004,544	(a)
Tyco Electronics Group S.A.
2.35%	08/01/19	3,304,000	3,322,529	(a)
Tyson Foods Inc.
2.65%	08/15/19	678,000	686,577	(a)
4.55%	06/02/47	1,191,000	1,255,656
U.S. Bancorp 3.49% + 3 month USD LIBOR
5.13%	12/29/49	3,379,000	3,595,425	(a,b)
UBS Group Funding Switzerland AG
2.95%	09/24/20	763,000	779,391	(a,h)
United Technologies Corp.
2.65%	11/01/26	1,778,000	1,728,959	(a)
3.75%	11/01/46	626,000	613,914	(a)
UnitedHealth Group Inc.
4.75%	07/15/45	2,072,000	2,383,455	(a)
Vale Overseas Ltd.
4.38%	01/11/22	913,000	929,251	(a)
5.88%	06/10/21	1,822,000	1,955,917	(a)
6.25%	08/10/26	1,527,000	1,647,251	(a)
6.88%	11/10/39	545,000	584,513	(a)
Ventas Realty LP
3.25%	10/15/26	1,720,000	1,653,219	(a)
Verizon Communications Inc.
4.40%	11/01/34	1,644,000	1,629,541	(a)
4.67%	03/15/55	1,167,000	1,092,531	(a)
4.86%	08/21/46	1,650,000	1,649,591	(a)
5.05%	03/15/34	2,799,000	2,966,151	(a)
5.15%	09/15/23	1,985,000	2,204,614	(a)
5.25%	03/16/37	1,224,000	1,317,241	(a)
Viacom Inc.
3.45%	10/04/26	1,775,000	1,713,928	(a)
Videotron Ltd./Videotron Ltee
5.13%	04/15/27	138,000	141,795	(h)
Virgin Media Finance PLC
5.75%	01/15/25	3,724,000	3,863,650	(a,h)
Virginia Electric & Power Co.
4.00%	11/15/46	1,820,000	1,879,423	(a)
Visa Inc.
3.15%	12/14/25	1,001,000	1,016,379	(a)
4.30%	12/14/45	989,000	1,086,307	(a)
Volkswagen Group of America Finance LLC 0.44% + 3 month USD LIBOR
1.61%	11/20/17	1,669,000	1,670,140	(a,b,h)
W.R. Grace & Co.
5.63%	10/01/24	3,379,000	3,611,306	(a,h)
Wabtec Corp.
3.45%	11/15/26	494,000	487,128	(h)

		Principal Amount	Fair Value
Wal-Mart Stores Inc.
4.30%	04/22/44	$2,046,000	$2,269,409	(a)
Walgreens Boots Alliance Inc.
4.65%	06/01/46	536,000	561,816
WEC Energy Group Inc.
3.55%	06/15/25	1,457,000	1,502,574
WellCare Health Plans Inc.
5.25%	04/01/25	1,667,000	1,746,183
Wells Fargo & Co.
3.07%	01/24/23	584,000	591,761	(a)
3.90%	05/01/45	872,000	873,638	(a)
4.75%	12/07/46	1,721,000	1,840,098	(a)
Wells Fargo & Co. 1.31% + 3 month USD LIBOR
3.58%	05/22/28	1,700,000	1,717,765	(a,b)
Wells Fargo & Co. 3.11% + 3 month USD LIBOR
5.90%	12/29/49	2,229,000	2,387,259	(b)
Wells Fargo & Co. 3.99% + 3 month USD LIBOR
5.88%	12/29/49	2,359,000	2,599,547	(a,b)
Western Digital Corp.
7.38%	04/01/23	325,000	357,094	(h)
Westlake Chemical Corp.
3.60%	08/15/26	1,208,000	1,199,062
5.00%	08/15/46	547,000	578,585
Williams Partners LP
3.75%	06/15/27	690,000	683,053
3.90%	01/15/25	1,148,000	1,160,708
4.90%	01/15/45	543,000	544,429
5.40%	03/04/44	328,000	346,871
Williams Partners LP/ACMP Finance Corp.
4.88%	05/15/23	890,000	923,482	(a)
Willis North America Inc.
3.60%	05/15/24	1,702,000	1,718,712
Windstream Services LLC
6.38%	08/01/23	3,218,000	2,656,861
WPP Finance 2010
3.75%	09/19/24	3,285,000	3,365,561
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	1,668,000	1,708,658	(a,h)
Xilinx Inc.
2.95%	06/01/24	2,383,000	2,388,803
XLIT Ltd.
5.25%	12/15/43	1,326,000	1,504,965	(a)
XPO Logistics Inc.
6.50%	06/15/22	1,944,000	2,043,630	(h)
			998,645,269
Non-Agency Collateralized Mortgage Obligations – 5.3%
American Tower Trust I (REIT)
1.55%	03/15/43	5,061,000	5,050,781	(h)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	1,513,492	1,511,739	(a,b)
Banc of America Commercial Mortgage Trust 2008-1
6.47%	02/10/51	1,248,290	1,258,635	(a,b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.56%	11/10/42	118,748	118,618	(a,b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	3,450,000	3,491,879	(a,b)
BXP Trust 2017-GM
3.38%	06/13/39	6,314,000	6,502,931	(a,h,i)
CFCRE Commercial Mortgage Trust 2016-C7
3.84%	12/10/54	3,393,589	3,547,698	(a)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	3,484,742	3,431,976	(a)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	15,188,458	15,882,160	(b)
4.03%	12/10/49	2,942,926	3,088,627	(b)
COMM 2013-CR12 Mortgage Trust
5.25%	10/10/46	701,250	602,728	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,491,528	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,099,178	(a,b)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	3,334,957	2,783,807	(b,h)
GS Mortgage Securities Trust 2015-GC28
1.29%	02/10/48	22,618,220	1,294,296	(a,b,d)
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	2,432,835	1,794,521	(a)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	6,656,000	6,505,919
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	7,241,532	7,557,269	(a)
GS Mortgage Securities Trust II 2012-GCJ9
2.41%	11/10/45	6,642,345	521,750	(a,b,d)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
1.94%	10/25/34	858,615	826,834	(b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.86%	12/15/47	8,550,971	542,698	(a,b,d)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	1,010,000	1,069,954	(a,b)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	880,141	826,219	(a,b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	976,394	858,656	(a,b,h)
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.69%	03/15/50	6,696,205	6,995,630	(a)
LB-UBS Commercial Mortgage Trust 2004-C8
0.46%	12/15/39	938,073	2,042	(a,b,d,h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	1,506,893	1,508,839	(a,b)
6.11%	07/15/40	3,327,322	3,331,108	(a,h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	44,390	331	(d)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	6,936,108	4,984,395	(a,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.54%	02/15/48	25,302,017	1,871,545	(b,d)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.11%	03/15/48	30,988,207	1,685,185	(b,d)
Morgan Stanley Capital I Trust 2006-IQ11
6.38%	10/15/42	2,300,000	2,271,074	(b)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	767,264	766,739	(b)
Morgan Stanley Capital I Trust 2007-IQ16
6.33%	12/12/49	3,450,000	3,492,351	(b)
Morgan Stanley Capital I Trust 2008-T29
6.50%	01/11/43	1,525,000	1,559,095	(b)
Morgan Stanley Capital I Trust 2016-UBS9
1.40%	03/15/49	23,070,303	1,728,455	(b,d)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.44%	02/15/48	25,567,213	1,855,525	(b,d)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	4,226,569	4,387,939
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	117,620	1
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	2,006,045
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	4,451,839	3,547,681	(b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	6,130,338	4,003,269	(h)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	816,000	605,766	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,620,288	(b)
4.59%	03/15/47	4,843,169	4,044,885	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	785,963	597,750
			128,526,339
Sovereign Bonds – 1.0%
Government of Chile
3.63%	10/30/42	150,000	149,003	(a)
3.86%	06/21/47	1,833,000	1,837,582
Government of Colombia
2.63%	03/15/23	1,211,000	1,180,725
3.88%	04/25/27	1,386,000	1,398,474
5.00%	06/15/45	1,271,000	1,278,626
Government of Mexico
3.60%	01/30/25	3,314,000	3,353,768	(a)
4.00%	10/02/23	1,082,000	1,131,285	(a)
4.75%	03/08/44	2,554,000	2,556,554	(a)

		Principal Amount	Fair Value
Government of Oman
3.88%	03/08/22	$2,305,000	$2,299,237	(a,h)
5.38%	03/08/27	1,247,000	1,275,058	(a,h)
6.50%	03/08/47	248,000	253,087	(h)
Government of Panama
4.00%	09/22/24	1,673,000	1,756,650	(a)
4.50%	05/15/47	1,310,000	1,326,375	(a)
Government of Peru
5.63%	11/18/50	1,091,000	1,321,746	(a)
Government of Philippines
3.95%	01/20/40	835,000	871,315	(a)
4.20%	01/21/24	1,514,000	1,658,616	(a)
Government of Uruguay
5.10%	06/18/50	1,091,942	1,112,416	(a)
			24,760,517
Municipal Bonds and Notes – 0.6%
American Municipal Power Inc.
6.27%	02/15/50	1,080,000	1,341,501
Municipal Electric Authority of Georgia
6.64%	04/01/57	2,369,000	2,904,584
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	924,827
Port Authority of New York & New Jersey
4.46%	10/01/62	4,095,000	4,481,322
South Carolina State Public Service Authority
6.45%	01/01/50	1,495,000	1,713,300
State of California
5.70%	11/01/21	2,075,000	2,365,417
State of Illinois
5.10%	06/01/33	745,000	697,409
			14,428,360
FNMA (TBA) – 0.0% *
Lehman
5.50%	TBA	1,154,568	24,939	(i,j)
Total Bonds and Notes (Cost $2,355,538,759)			2,379,123,125

		Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $2,594,700)		103,788	2,870,776	(b)
Total Investments in Securities (Cost $2,358,133,459)			2,381,993,901

		Principal Amount	Fair Value
Short-Term Investments – 11.7%
Time Deposit – 3.4%
State Street Corp.
0.09%	07/03/17	$80,803,604	80,803,604	(k)
U.S. Treasuries – 8.3%
U.S. Treasury Bills
0.01%	07/13/17	200,000,000	199,942,000	(f)
Total Short-Term Investments (Cost $280,745,604)			280,745,604
Total Investments (Cost $2,638,879,063)			2,662,739,505
Liabilities in Excess of Other Assets, net – (10.4)%			(250,032,387)

NET ASSETS – 100.0%			$2,412,707,118

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$41,570	5.00%	12/20/21	$(3,176,801)	$(1,586,291)	$(1,590,510)
Markit CDX North America Investment Grade Index	CME Group Inc.	$86,466	1.00%	06/20/22	$(1,622,997)	$(1,389,063)	$(233,934)

							$(1,824,444)

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
2 Yr. U.S. Treasury Notes Futures	September 2017	312	$67,426,125	$(91,201)
5 Yr. U.S. Treasury Notes Futures	September 2017	672	79,185,751	(145,982)
10 Yr. U.S. Treasury Notes Futures	September 2017	2,440	306,296,250	(1,704,173)

				$(1,941,356)

The Fund had the following short futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	September 2017	301	$(46,259,937)	$(263,947)
Ultra Long-Term U.S. Treasury Bond Futures	September 2017	313	(51,918,875)	(754,760)
10 Yr. U.S. Treasury Ultra Futures	September 2017	863	(116,343,188)	400,156
				$(618,551)
				$(2,559,907)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s Supplemental Information Documents and Consolidated Profile for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2017.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(f)	Coupon amount represents effective yield.
(g)	Step coupon bond.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to $206,347,193 or 8.55% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.
(i)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.
(j)	Security is in default.

(k)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of June 30, 2017.
*	Less than 0.05%.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend/ Interest Income	Realized Gain (Loss)
State Street Corp. (Time Deposit)	77,465,557	77,465,557	10,083,584,726	10,080,246,679	80,803,604	$80,803,604	$28,621	$—

		$77,465,557				$80,803,604	$28,621	—

Notes to Schedule of Investments

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. SSGA Funds Management, Inc. performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended June 30, 2017, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended June 30, 2017, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by the Oversight Committee (the “Committee”). The Committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$534,120,046	$—	$534,120,046
	Agency Mortgage Backed	—	635,844,476	—	635,844,476
	Agency Collateralized Mortgage Obligations	—	28,389,405	—	28,389,405
	Asset Backed	—	14,383,774	—	14,383,774
	Corporate Notes	—	998,645,269	—	998,645,269
	Non-Agency Collateralized Mortgage Obligations	—	122,023,408	6,502,931	128,526,339
	Sovereign Bonds	—	24,760,517	—	24,760,517
	Municipal Bonds and Notes	—	14,428,360	—	14,428,360
	FNMA (TBA)	—	—	24,939	24,939
	Preferred Stock	2,870,776	—	—	2,870,776
	Short-Term Investments	—	280,745,604	—	280,745,604
	Total Investments in Securities	$2,870,776	$2,653,340,859	$6,527,870	$2,662,739,505
	Other Financial Instruments*
	Credit Default Swap Contracts—Unrealized Depreciation	$—	$(1,824,444)	$—	$(1,824,444)
	Long Futures Contracts—Unrealized Depreciation	(1,941,356)	—	—	(1,941,356)
	Short Futures Contracts—Unrealized Appreciation	400,156	—	—	400,156
	Short Futures Contracts—Unrealized Depreciation	(1,018,707)	—	—	(1,018,707)
	Total Other Financial Instruments	$(2,559,907)	$(1,824,444)	$—	$(4,384,351)

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2017 is not presented.

INCOME TAXES

At June 30, 2017, information on the tax cost of investments was as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE RSP Income Fund	$2,639,409,350	$39,690,574	$(16,360,419)	$23,330,155

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund

General Electric RSP Income Fund

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta President, GE RSP Funds

Date: August 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta President, GE RSP Funds

Date: August 21, 2017

By:	/s/ Arthur A. Jensen
Arthur A. Jensen Treasurer, GE RSP Funds

Date: August 21, 2017